GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Going Concern Uncertainty And Managements Plan Details Narrative
Cash flows from operations	$ (1,314,792)	$ (697,086)	$ (5,900,421)	$ (2,385,416)	$ (183,164)
Working capital deficit	$ 5,828,421		$ (4,291,123)